Goodwill and Intangible Assets, Net - Schedule of Identifiable Intangible Assets, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 13,148	$ 6,248	$ 5,827
Accumulated Amortization	(5,964)	(3,994)	(1,993)
Total	7,184	2,254	3,834
Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Cost	6,248	6,248	5,827
Accumulated Amortization	(5,386)	(3,994)	(1,993)
Total	862	2,254	$ 3,834
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Cost	1,500	0
Accumulated Amortization	(164)	0
Total	1,336	0
Customer Related
Finite-Lived Intangible Assets [Line Items]
Cost	4,400	0
Accumulated Amortization	(310)	0
Total	4,090	0
Trademark and Trade Name
Finite-Lived Intangible Assets [Line Items]
Cost	800	0
Accumulated Amortization	(60)	0
Total	740	0
Content
Finite-Lived Intangible Assets [Line Items]
Cost	200	0
Accumulated Amortization	(44)	0
Total	$ 156	$ 0